Fees Summary	Aug. 27, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 15,317,190
Total Fee Amount	2,115.3
Total Offset Amount	0.00
Net Fee	$ 2,115.3
Offset Table N/A	N/A